Income Taxes - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movements of Valuation Allowance [Abstract]
Balance at beginning of year	¥ 917,976	¥ 964,426
Additions	53,404	5,528
Reversal	(139,003)	(51,978)
Balance at end of year	¥ 832,377	¥ 917,976